SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Government grants	$ 16,063	$ 20,865	$ 219,314
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred costs	$ 715,630	$ 213,860